Hedging Activities, Derivative Instruments, and Credit Risk (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Hedging Activities and Fair Value Measurements [Abstract]
Hedging Activities, Derivative Instruments, and Credit Risk
Note 11. Hedging Activities and Fair Value Measurements

Hedging Activities

The Company is exposed to certain market risks during the normal course of its business arising from adverse changes in interest rates and foreign currency exchange rates. The Company’s exposure to these risks is managed through a combination of operating and financing activities. The Company selectively uses derivative financial instruments (“derivatives”), including foreign currency forward contracts and interest rate swaps, to manage the risks from fluctuations in foreign currency exchange rates and interest rates, respectively. The Company does not purchase or hold derivatives for trading or speculative purposes. Fluctuations in interest rates and foreign currency exchange rates can be volatile, and the Company’s risk management activities do not totally eliminate these risks. Consequently, these fluctuations could have a significant effect on the Company’s financial results.

The Company’s exposure to interest rate risk results primarily from its variable-rate borrowings. The Company manages its debt centrally, considering tax consequences and its overall financing strategies. The Company manages its exposure to interest rate risk by maintaining a mixture of fixed and variable rate debt and, from time to time, using pay-fixed interest rate swaps as cash flow hedges of variable rate debt in order to adjust the relative fixed and variable proportions.

A substantial portion of the Company’s operations is conducted by its subsidiaries outside of the United States in currencies other than the USD. Almost all of the Company’s non-U.S. subsidiaries conduct their business primarily in their local currencies, which are also their functional currencies. Other than the USD, the EUR, GBP, and Chinese Yuan are the principal currencies in which the Company and its subsidiaries enter into transactions. The Company is exposed to the impacts of changes in foreign currency exchange rates on the translation of its non-U.S. subsidiaries’ assets, liabilities and earnings into USD. The Company has certain U.S. subsidiaries borrow in currencies other than the USD.

The Company and its subsidiaries are also subject to the risk that arises when they, from time to time, enter into transactions in currencies other than their functional currency. To mitigate this risk, the Company and its subsidiaries typically settle intercompany trading balances monthly. The Company also selectively uses forward currency contracts to manage this risk. These contracts for the sale or purchase of European and other currencies generally mature within one year.

Derivative Instruments

The following table summarizes the notional amounts, fair values and classification of the Company’s outstanding derivatives by risk category and instrument type within the Condensed Consolidated Balance Sheets at September 30, 2017 and December 31, 2016:

	September 30, 2017
	Derivative Classification	Notional Amount(1)	Fair Value(1) Other Current Assets	Fair Value(1) Other Assets	Fair Value(1) Accrued Liabilities	Fair Value(1) Other Liabilities
Derivatives Designated as Hedging Instruments
Interest rate swap contracts	Cash Flow	$1,125.0	$—	$—	$8.0	$49.7
Derivatives Not Designated as HedgingInstruments
Foreign currency forwards	Fair Value	$97.4	$0.8	$—	$—	$—
	December 31, 2016
	Derivative Classification	Notional Amount(1)	Fair Value(1) Other Current Assets	Fair Value(1) Other Assets	Fair Value(1) Accrued Liabilities	Fair Value(1) Other Liabilities
Derivatives Designated as Hedging Instruments
Cross currency interest rate swap contracts	Net Investment	$200.0	$—	$26.8	$—	$—
Interest rate swap contracts	Cash Flow	$1,125.0	$—	$—	$16.3	$47.2
Derivatives Not Designated as HedgingInstruments
Foreign currency forwards	Fair Value	$79.0	$0.9	$—	$—	$—
Foreign currency forwards	Fair Value	$42.8	$—	$—	$0.2	$—

(1)
Notional amounts represent the gross contract amounts of the outstanding derivatives excluding the total notional amount of positions that have been effectively closed through offsetting positions. The net gains and net losses associated with positions that have been effectively closed through offsetting positions but not yet settled are included in the asset and liability derivatives fair value columns, respectively.

Gains and losses on derivatives designated as cash flow hedges included in the Condensed Consolidated Statements of Comprehensive (Loss) Income for the three and nine month periods ended September 30, 2017 and 2016, are as presented in the table below:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016	2017	2016
Interest rate swap contracts(1)
Gain (loss) recognized in AOCI on derivatives (effective portion)	$1.4	$0.3	$(4.9)	$(29.8)
Loss reclassified from AOCI into income (effective portion)	(4.1)	(1.7)	(13.9)	(8.1)
(Loss) gain recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	(2.1)	(0.6)	(2.1)	0.2

(1)
Losses on derivatives reclassified from accumulated other comprehensive income (“AOCI”) into income (effective portion) were included in “Interest expense” in the Condensed Consolidated Statements of Operations. Ineffective portions of changes in the fair value of cash flow hedges were recognized in earnings and included in “Interest expense” in the Condensed Consolidated Statements of Operations.

At September 30, 2017, the Company is the fixed rate payor on 15 interest rate swap contracts that effectively fix the LIBOR-based index used to determine the interest rates charged on a total of $1,125.0 million of the Company’s LIBOR-based variable rate borrowings. These contracts carry fixed rates ranging from 2.9% to 4.4% and have expiration dates ranging from 2017 to 2020. These swap agreements qualify as hedging instruments and have been designated as cash flow hedges of forecasted LIBOR-based interest payments. Based on LIBOR-based swap yield curves as of September 30, 2017, the Company expects to reclassify losses of $19.6 million out of AOCI into earnings during the next 12 months. The Company’s LIBOR-based variable rate borrowings outstanding at September 30, 2017 were $1,285.5 million and €615.0 million.

The Company had four foreign currency forward contracts outstanding as of September 30, 2017 with notional amounts ranging from $2.8 million to $45.8 million. These contracts are used to hedge the change in fair value of recognized foreign currency denominated assets or liabilities caused by changes in currency exchange rates. The changes in the fair value of these contracts generally offset the changes in the fair value of a corresponding amount of the hedged items, both of which are included in the “Other operating expense, net” line on the face of the Condensed Consolidated Statements of Operations. The Company’s foreign currency forward contracts are subject to master netting arrangements or agreements between the Company and each counterparty for the net settlement of all contracts through a single payment in a single currency in the event of default on or termination of any one contract with that certain counterparty. It is the Company’s practice to recognize the gross amounts in the Condensed Consolidated Balance Sheets. The amount available to be netted is not material.

The Company’s (losses) gains on derivative instruments not designated as accounting hedges and total net foreign currency (losses) gains for the three and nine month periods ended September 30, 2017 and 2016 were as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016	2017	2016
Foreign currency forward contracts (losses) gains	$(1.8)	$1.8	$(6.7)	$14.0
Total net foreign currency (losses) gains	(1.7)	(0.5)	(6.3)	2.6

The Company has a significant investment in consolidated subsidiaries with functional currencies other than the USD, particularly the EUR. The Company designated its Original Euro Term Loan of approximately €387.0 million as of December 31, 2016 as a hedge of the Company’s net investment in subsidiaries with EUR functional currencies. The Original Euro Term Loan remained designated as a net investment hedge during 2017 until it was extinguished and replaced on August 17, 2017 by the €615.0 million Euro Term Loan, further described in Note 8 “Debt.” On August 17, 2017, the Company designated the €615.0 million Euro Term Loan as a hedge of the Company’s net investment in subsidiaries with EUR functional currencies.

In December 2014, the Company entered into two cross currency interest rate swaps each with a USD notional amount of $100 million to further hedge the risk of changes in the USD equivalent value of its net investment in EUR functional currency subsidiaries. The cross currency interest rate swaps were designated as hedges for the three and nine month periods ended September 30, 2016 and for the period from January 1, 2017 until August 16, 2017 when they were terminated for proceeds of $6.2 million. The proceeds from the termination of the cross currency interest rate swaps are included in the “Proceeds from the termination of derivatives” line in the Condensed Consolidated Statements of Cash Flows. The recorded AOCI at the termination of the cross currency interest rate swaps will remain in AOCI until there is a substantial liquidation of the Company’s net investment in subsidiaries with EUR functional currencies.

The losses and gains from the change in fair value related to the effective portions of the net investment hedges were recorded through other comprehensive income.

The Company’s gains and (losses), net of income tax, associated with changes in the value of debt and designated cross currency interest rate swaps for the three month and nine month periods ended September 30, 2017 and 2016, and the net balance of such gains and (losses) included in accumulated other comprehensive income for the same periods were as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016	2017	2016
(Loss) gain, net of income tax, recorded through other comprehensive income	$(13.6)	$(5.1)	$(43.2)	$(11.6)
Balance included in accumulated other comprehensive (loss)
income at September 30, 2017 and 2016, respectively			$39.2	$58.1

With the exception of the cash proceeds from the termination of the cross currency interest rate swap contracts described earlier, all cash flows associated with derivatives are classified as operating cash flows in the Condensed Consolidated Statements of Cash Flows.

Fair Value Measurements

A financial instrument is defined as cash or cash equivalents, evidence of an ownership interest in an entity, or a contract that creates a contractual obligation or right to deliver or receive cash or another financial instrument from another party. The Company’s financial instruments consist primarily of cash and cash equivalents, trade accounts receivables, trade accounts payables, deferred compensation assets and obligations, derivatives, and debt instruments. The carrying values of cash and cash equivalents, trade accounts receivables, trade accounts payables, and variable rate debt instruments are a reasonable estimate of their respective fair values.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or more advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value as follows:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities as of the reporting date.

Level 2
Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities as of the reporting date.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following table summarizes the Company’s financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Financial Assets
Foreign currency forwards(1)	$—	$0.8	$—	$0.8
Trading securities held in deferred compensation plan(2)	5.3	—	—	5.3
Total	$5.3	$0.8	$—	$6.1
Financial Liabilities
Interest rate swaps(3)	$—	$57.7	$—	$57.7
Deferred compensation plan(2)	5.3	—	—	5.3
Total	$5.3	$57.7	$—	$63.0

(1)	Based on calculations that use readily observable market parameters as their basis, such as spot and forward rates.
(2)	Based on the quoted price of publicly traded mutual funds which are classified as trading securities and accounted for using the mark-to-market method.
(3)
Measured as the present value of all expected future cash flows based on the LIBOR-based swap yield curves as of September 30, 2017. The present value calculation uses discount rates that have been adjusted to reflect the credit quality of the Company and its counterparties.

Note 16: Hedging Activities, Derivative Instruments, and Credit Risk

Hedging Activities

The Company is exposed to certain market risks during the normal course of its business arising from adverse changes in interest rates and foreign currency exchange rates. The Company’s exposure to these risks is managed through a combination of operating and financing activities. The Company selectively uses derivative financial instruments (“derivatives”), including foreign currency forward contracts and interest rate swaps, to manage the risks from fluctuations in foreign currency exchange rates and interest rates, respectively. The Company does not purchase or hold derivatives for trading or speculative purposes. Fluctuations in commodity prices, interest rates, and foreign currency exchange rates can be volatile, and the Company’s risk management activities do not totally eliminate these risks. Consequently, these fluctuations could have a significant effect on the Company’s financial results.

The Company’s exposure to interest rate risk results primarily from its variable-rate borrowings. The Company manages its debt centrally, considering tax consequences and its overall financing strategies. The Company manages its exposure to interest rate risk by maintaining a mixture of fixed and variable rate debt and, from time to time, using pay-fixed interest rate swaps as cash flow hedges of variable rate debt in order to adjust the relative fixed and variable proportions.

A substantial portion of the Company’s operations is conducted by its subsidiaries outside of the United States in currencies other than the USD. Almost all of the Company’s non-U.S. subsidiaries conduct their business primarily in their local currencies, which are also their functional currencies. Other than the USD, the EUR, GBP, and Chinese Yuan are the principal currencies in which the Company and its subsidiaries enter into transactions. The Company is exposed to the impacts of changes in foreign currency exchange rates on the translation of its non-U.S. subsidiaries’ assets, liabilities, and earnings into USD. The Company has certain U.S. subsidiaries borrow in currencies other than the USD.

The Company and its subsidiaries are also subject to the risk that arises when they, from time to time, enter into transactions in currencies other than their functional currency. To mitigate this risk, the Company and its subsidiaries typically settle intercompany trading balances monthly. The Company also selectively uses forward currency contracts to manage this risk. These contracts for the sale or purchase of European and other currencies generally mature within one year.

The Company uses foreign currency forward contracts and net investment hedge contracts to manage certain foreign currency risks. The Company also uses interest rate swap contracts to manage risks associated with interest rate fluctuations.

Derivative Instruments

The following table summarizes the notional amounts, fair values, and classification of the Company’s outstanding derivatives by risk category and instrument type within the Consolidated Balance Sheets:
	December 31, 2016
	Derivative Classification	Notional Amount(1)	Fair Value(1) Other Current Assets	Fair Value(1) Other Assets	Fair Value(1) Accrued Liabilities	Fair Value(1) Other Liabilities
Derivatives Designated as Hedging Instruments
Cross Currency interest rate swap contracts	Net Investment	$200,000	$—	$26,828	$—	$—
Interest rate swap contracts	Cash Flow	$1,125,000	$—	$—	$16,258	$47,224
Derivatives Not Designated as Hedging Instruments
Foreign currency forwards	Fair Value	$78,998	$884	$—	$—	$—
Foreign currency forwards	Fair Value	$42,759	$—	$—	$152	$—

	December 31, 2015
	Derivative Classification	Notional Amount(1)	Fair Value(1) Other Current Assets	Fair Value(1) Other Assets	Fair Value(1) Accrued Liabilities	Fair Value(1) Other Liabilities
Derivatives Designated as Hedging Instruments
Cross Currency interest rate swap contracts	Net Investment	$200,000	$—	$23,142	$—	$—
Interest rate swap contracts	Cash Flow	$1,125,000	$—	$—	$8,961	$52,711
Derivatives Not Designated as Hedging Instruments
Foreign currency forwards	Fair Value	$159,795	$3,348	$—	$—	$—
Foreign currency forwards	Fair Value	$25,277	$—	$—	$826	$—

(1)
Notional amounts represent the gross contract amounts of the outstanding derivatives excluding the total notional amount of positions that have been effectively closed through offsetting positions. The net gains and net losses associated with positions that have been effectively closed through offsetting positions but not yet settled are included in the asset and liability derivatives fair value columns, respectively.

Gains and losses on derivatives designated as cash flow hedges included in the Consolidated Statements of Comprehensive Loss for the years ended December 31, 2016, 2015, and 2014 are as presented in the table below:
	2016	2015	2014
Interest Rate Swap Contracts(1)
Loss recognized in AOCI on derivatives (effective portion)	$(13,203)	$(26,910)	$(40,753)
Loss reclassified from AOCI into income (effective portion)	$(11,612)	$(1,266)	$—
Gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	$219	$272	$(173)

(1)
Losses on derivatives reclassified from accumulated other comprehensive income (“AOCI”) into income (effective portion) were included in “Interest expense” in the Consolidated Statements of Operations. Ineffective portions of changes in the fair value of cash flow hedges are recognized in earnings and included in “Interest expense” in the Consolidated Statements of Operations.

At December 31, 2016, the Company is the fixed rate payor on 16 interest rate swap contracts that effectively fix the LIBOR-based index used to determine the interest rates charged on a total of $1,125.0 million of the Company’s LIBOR-based variable rate borrowings. These contracts carry fixed rates ranging from 2.4% to 4.4% and have expiration dates ranging from 2017 to 2020. These swap agreements qualify as hedging instruments and have been designated as cash flow hedges of forecasted LIBOR-based interest payments. Based on LIBOR-based swap yield curves as of December 31, 2016, the Company expects to reclassify losses of $18.8 million out of AOCI into earnings during the next 12 months. The Company’s LIBOR-based variable rate borrowings outstanding at December 31, 2016 were $1,838.3 million and €387.0 million.

The Company had three foreign currency forward contracts outstanding as of December 31, 2016 with notional amounts ranging from $18.2 million to $79.0 million. These contracts are used to hedge the change in fair value of recognized foreign currency denominated assets or liabilities caused by changes in currency exchange rates. The changes in the fair value of these contracts generally offset the changes in the fair value of a corresponding amount of the hedged items, both of which are included in the “Other operating expense, net,” line on the face of the Consolidated Statements of Operations. The Company’s foreign currency forward contracts are subject to master netting arrangements or agreements between the Company and each counterparty for the net settlement of all contracts through a single payment in a single currency in the event of default on or termination of any one contract with that certain counterparty. It is the Company’s practice to recognize the gross amounts in the Consolidated Balance Sheets. The amount available to be netted is not material.

The Company’s gains (losses) on derivative instruments not designated as accounting hedges and total net foreign currency gains (losses) for the years ended December 31, 2016, 2015, and 2014 were as follows:
	2016	2015	2014
Gain on cross currency interest rate swaps not designated as hedges	$—	$8,024	$1,127
Gain (loss) on foreign currency forward contracts	$19,223	$(452)	$(332)
Net foreign currency gains (losses)	$5,867	$(1,054)	$(1,884)

The Company has a significant investment in consolidated subsidiaries with functional currencies other than the USD, particularly the EUR. The Company designated its Euro Term Loan due in 2020 of approximately €387.0 million and €391.0 million at December 31, 2016 and December 31, 2015, respectively, as a hedge of the Company’s net investment in subsidiaries with EUR functional currencies. Accordingly, changes in the USD equivalent value of the Euro Term Loan were recorded through other comprehensive income. In December 2014, the Company entered into two cross currency interest rate swaps each with a USD notional amount of $100 million to further hedge the risk of changes in the USD equivalent value of its net investment in EUR functional currency subsidiaries.

For the period ended December 31, 2016 both of the $100 million cross currency interest rate swaps were designated as a hedge of the Company’s net investment in EUR functional subsidiaries. For the period ended December 31, 2014, one of the $100 million cross currency interest rate swaps was designated as a hedge of the Company’s net investment in Euro functional subsidiaries and the change in the value from inception to December 31, 2014 was recorded through other comprehensive income. The second $100 million cross currency swap was determined not to be an effective hedge for accounting purposes as of December 31, 2014 and the gain from the change in fair value from inception to December 31, 2014 was included in foreign exchange (gains) losses, net in “Other operating expense, net,” in the Consolidated Statements of Operations. During 2015 the Company assessed its Euro equity position on a quarterly basis and incrementally designated additional portions of the second $100 million cross currency swap as a hedge for accounting purposes. By the end of December 31, 2015 both cross currency interest rate swaps were designated effective hedges for accounting purposes.

The losses and gains from the change in fair value related to the effective portions of the net investment hedges were recorded through other comprehensive income. The losses and gains from changes in fair value of the ineffective portion of the hedge for the years ended December 31, 2016, 2015, and 2014 were included in foreign currency exchange (gains) losses, net in “Other operating expense, net” in the Consolidated Statements of Operations.

The Company’s gains and (losses), net of income tax, associated with changes in the value of debt and designated interest rate swaps for the periods described below, and the net balance of such gains and (losses) included in accumulated other comprehensive income for the years ended December 31 2016 and 2015 were as follows:
	2016	2015
Gain, net of income tax, recorded through other comprehensive income	$12,605	$40,083
Balance included in accumulated other comprehensive income at December 31, 2016 and 2015 respectively	$82,315	$69,710

All cash flows associated with derivatives are classified as operating cash flows in the Consolidated Statements of Cash Flows.

There were no off-balance sheet derivative instruments as of December 31, 2016 or 2015.

Credit Risk

Credit risk related to derivatives arises when amounts receivable from a counterparty exceed those payable. Because the notional amount of the derivative instruments only serves as a basis for calculating amounts receivable or payable, the risk of loss with any counterparty is limited to a fraction of the notional amount. The Company minimizes the credit risk related to derivatives by transacting only with multiple, high-quality counterparties that are major financial institutions with investment-grade credit ratings. The Company has not experienced any financial loss as a result of counterparty nonperformance in the past. The majority of the derivative contracts to which the Company is a party, settle monthly or quarterly, or mature within one year. Because of these factors, the Company believes it has minimal credit risk related to derivative contracts at December 31, 2016.

Concentrations of credit risk with respect to trade receivables are limited due to the wide variety of customers and industries to which the Company’s products and services are sold, as well as their dispersion across many different geographic areas. As a result, the Company does not believe it has any significant concentrations of credit risk at December 31, 2016 or 2015.